March 2, 2009

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:

Astral Investments Trust, File Nos. 333-138117 and 811-21968

Dear Sir/Madam:

On behalf of Astral Investments Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 4 to the Trust’s Registration Statement on Form N-1A (the “Amendment”).  The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933.  The main purpose of the filing is to designate Class A and Class C shares of the Trust and provide other updating information.  The Trust has adopted an 18f-3 Plan, amended its current 12b-1 Plan to apply to Class C shares and adopted a Class A Rule 12b-1 plan, and the required disclosure has been added.  Shareholder approval of amended and new the Rule 12b-1 Plans and Underwriting Agreement will be obtained prior to the effective date of the new Prospectus.

The Trust has authorized us to make the following representations to you:

(a)

The Trust is responsible for the adequacy and accuracy of the disclosure in the filings reviewed by the staff of the Securities and Exchange Commission (the “Staff”);

(b)

Staff comments or changes to disclosure in response to Staff comments in a filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

(c)

The Trust may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions, please contact JoAnn Strasser at (513) 352-6725.

Very truly yours,

/S/

Thompson Hine LLP